Balanced Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998


Issuer                                       Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 57.7%
--------------------------------------------------------------------------------
Basic Industries -- 5.4%
--------------------------------------------------------------------------------
Barrick Gold Corp.                          111,000          $ 2,164,500
Dow Chemical Co.                             15,300            1,391,344
Mead Corp.                                   75,900            2,224,819
Philip Morris Inc.                           83,400            4,461,900
Premark International Inc.                   25,500              882,937
Union Pacific Corp.                          72,700            3,276,044
                                                            ------------
                                                              14,401,544
                                                            ------------

Consumer Durables -- 5.6%
--------------------------------------------------------------------------------
American Home
  Products Corp.                             60,800            3,423,800
Applied Materials Inc.                       36,250            1,547,422
Dana Corp.                                   89,000            3,637,875
Goodyear Tire and Rubber                     41,300            2,083,069
Meritor Automotive Inc.                      71,519            1,515,309
Sunbeam Corp.                               374,100            2,618,700
                                                            ------------
                                                              14,826,175
                                                            ------------

Consumer Non-Durables -- 2.3%
--------------------------------------------------------------------------------
Federated Dept. Stores Inc. *                34,000            1,481,125
New York Times Co.                           44,700            1,550,531
Tommy Hilfiger Corp.                         34,850            2,091,000
Toys "R" Us Inc. *                           57,800              975,375
                                                            ------------
                                                               6,098,031
                                                            ------------

Consumer Services -- 9.4%
--------------------------------------------------------------------------------
AT&T Corp.                                  114,300            8,601,075
Bell Atlantic Corp.                          52,600            2,787,800
McDonalds Corp.                              46,900            3,593,712
Public Service
  Enterprise Group                           34,600            1,384,000
SBC Communications Inc.                      75,500            4,048,688
Texas Utilities Co.                          30,000            1,400,625
Transocean Offshore Inc.                     19,000              509,437
Walt Disney Co.                              87,065            2,611,950
                                                            ------------
                                                              24,937,287
                                                            ------------

Electronics/Technical Services -- 4.5%
--------------------------------------------------------------------------------
Compaq Computer Corp.                        60,000            2,516,250
Hewlett Packard Co.                          27,100            1,851,269
Honeywell Inc.                               37,700            2,839,281
International Business
  Machines                                   14,400            2,660,400
Sun Microsystems Inc.                        24,700            2,114,937
                                                            ------------
                                                              11,982,137
                                                            ------------

Finance  -- 15.9%
--------------------------------------------------------------------------------
Bank One Corp.                               85,000          $ 4,340,312
Bankamerica Corp.                            62,400            3,751,800
Burlington Resources Inc.                    83,500            2,990,344
Chase Manhattan Corp.                        87,600            5,962,275
Comed Financing                              55,000            1,392,187
Everest Reinsurance
  Holdings                                   71,400            2,780,138
Franklin Resources Inc.                      37,200            1,190,400
J. P. Morgan Co. Inc.                        31,400            3,298,963
Mellon Bank Corp.                            46,800            3,217,500
Morgan Stanley
  Dean Witter                                81,780            5,806,380
Safeco Corp.                                108,000            4,637,250
Washington Mutual Inc.                       76,400            2,917,525
                                                            ------------
                                                              42,285,074
                                                            ------------

Health Services/Technology -- 2.4%
--------------------------------------------------------------------------------
Oxford Health Plans Inc. *                  242,400            3,605,700
Wellpoint Health
  Networks Inc. --
  Class A *                                  30,800            2,679,600
                                                            ------------
                                                               6,285,300
                                                            ------------

Industrial Services -- 1.0%
--------------------------------------------------------------------------------
USA Waste Services Inc.                      54,800            2,555,050
                                                            ------------

Producer Manufacturing -- 8.2%
--------------------------------------------------------------------------------
Amerada Hess Corp.                           58,300            2,900,425
American Electric Power Inc.                 41,000            1,929,563
Cinergy Corp.                                56,300            1,935,313
Diamond Offshore
  Drilling Inc.                              22,200              525,862
Entergy Corp.                                70,500            2,194,312
Exxon Corp.                                  59,200            4,329,000
Halliburton Co.                             104,000            3,081,000
Mobil Corp.                                  54,300            4,730,887
                                                            ------------
                                                              21,626,362
                                                            ------------

Miscellaneous -- 3.0%
--------------------------------------------------------------------------------
Martin Marietta
  Materials Inc.                             69,100            4,297,156
Raytheon Co.                                 67,170            3,576,803
                                                            ------------
                                                               7,873,959
                                                            ------------

Total Common Stock
  (Identified Cost $142,683,580)                             152,870,919
                                                            ------------

Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998

                                            Principal
Issuer                                       Amount               Value
--------------------------------------------------------------------------------
FIXED INCOME -- 41.9%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 9.4%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                        $1,040,000          $ 1,054,352
Asset Securitization
  Corp. Series 95
  7.10% due 8/13/29                           513,766              546,816
  7.384% due 8/13/29                        2,500,000            2,714,150
Asset Securitization
  Corp. Series 97
  6.85% due 2/14/41                           600,000              642,348
Commercial Mortgage
  Acceptance Corp.
  5.80% due 5/15/06                           541,779              539,807
Contimortgage Home
  Equity Loan
  6.13% due 3/15/13                         1,100,000            1,102,398
GMAC Commercial
  Mortgage
  6.42% due 8/15/08                         1,100,000            1,139,578
  6.83% due 12/15/03                        1,884,376            1,933,501
Green Tree
  Financial Corp.
  6.71% due 8/15/29                         1,050,000            1,063,083
  8.05% due 10/15/27                        3,500,000            3,770,130
IMC Home Equity Loan
  6.16 % due 5/20/14                        2,000,000            2,004,500
J. P. Morgan Co. Inc.
  6.373% due 1/15/30                          709,332              721,895
Lehman Brothers
  First Union
  6.479% due 3/18/04                          891,766              906,641
Merrill Lynch
  Mortgage Co.
  6.95% due 6/18/29                         1,326,724            1,378,811
Morgan Stanley
  Capital Investment Inc.
  6.44% due 11/15/02                        1,105,000            1,129,763
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20                         2,000,000            2,242,120
Structured Asset
  Securities Corp.
  6.79% due 6/12/04                         1,850,033            1,929,066
                                                              ------------
                                                                24,818,959
                                                              ------------

DOMESTIC CORPORATIONS -- 10.9%
--------------------------------------------------------------------------------
Allstate Corp.
  6.75% due 5/15/18                           700,000              727,531
Associates Corp. N.A.
  5.96% due 5/15/37                         1,750,000            1,795,477
Atlantic City Electric Co.
  7.01% due 8/23/02                         1,380,000            1,449,124
BB & T Corp.
  6.375% due 6/30/05                        1,400,000            1,429,596
Century
  Telecommunications
  Enterprises Inc.
  6.30% due 1/15/08                         1,000,000            1,028,020
Conseco Inc.
  6.40% due 6/15/01                           850,000              818,873
Dayton Hudson Corp.
  5.95% due 6/15/00                           585,000              589,697
Ericcson  Telephone
  6.75% due 2/12/02                           635,000              664,214
Equitable Life Assurance
  6.95% due 12/01/05                          700,000              742,078
Ford Motor Co.
  6.50% due 8/01/18                         1,390,000            1,424,083
GTE Corp.
  6.36% due 4/15/06                         1,000,000            1,046,210
Hartford Financial
  Services Group, Inc.
  6.375% due 11/01/08                         445,000              457,215
Household Financial Corp.
  6.50% due 11/15/08                          700,000              728,364
Lucent Technologies Inc.
  5.50% due 11/15/08                          695,000              702,462
MCI Communications
  Corp.
  6.125% due 4/15/02                        1,000,000            1,015,220
Mattel Inc.
  6.00% due 7/15/03                           765,000              772,428
Mellon Financial Co.
  5.75% due 11/15/03                          700,000              704,851
Merrill Lynch & Co. Inc.
  6.00% due 11/15/04                          600,000              602,118
National Rural Utilities
  6.20% due 2/01/08                         1,000,000            1,038,970
Nationsbank Corp.
  6.375% due 5/15/05                          700,000              727,615
Norfolk Southern Corp.
  6.95% due 5/01/02                         1,475,000            1,532,938
Occidental Petroleum
  Corp.
  6.40% due 4/01/03                           515,000              506,848
Petroleum Geographical
  Services
  6.625% due 3/30/08                          735,000              717,514
Philadelphia Electric
  Company
  7.125% due 9/01/02                          370,000              387,926
  6.625% due 3/01/03                          715,000              740,282

Balanced Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

                                            Principal
Issuer                                       Amount               Value
--------------------------------------------------------------------------------
Raytheon Co.
  6.30% due 3/15/05                         $1,000,000         $ 1,024,990
Sears Roebuck
  Acceptance Corp.
  5.25% due 10/16/08                         1,110,000           1,087,445
Suntrust Banks Inc.
  6.00% due 01/15/28                           975,000             996,333
TCI Communications Inc.
  6.875% due 02/15/06                          940,000           1,003,046
USA Waste Services
  6.50% due 12/15/02                         1,000,000           1,016,110
Walt Disney Co.
  5.125% due 12/15/03                          870,000             865,180
  6.75% due 3/30/06                            455,000             492,374
                                                              ------------
                                                                28,835,132
                                                              ------------

MORTGAGE OBLIGATIONS -- 5.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations -- 0.5%
--------------------------------------------------------------------------------
Country Wide
  Mortgage Backed
  Securities
  7.50% due 9/25/14                            395,431             394,810
PNC Mortgage
  Securities Corp.
  6.392% due 9/25/13                           338,845             328,605
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                            607,546             608,111
                                                              ------------
                                                                 1,331,526
                                                              ------------

Mortgage Backed Securities/
Passthroughs -- 4.7%
--------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24                            860,000             865,951
  8.50% due 6/01/01                              9,586               9,723
  9.50% due 2/01/01                              5,084               5,158
Federal National
  Mortgage Association
  6.00% due 12/01/99 TBA                       790,000             778,397
  6.50% due 12/01/99 TBA                     2,050,000           2,063,448
  7.349% due 8/17/21                           600,000             655,332
  7.50% due 12/01/99 TBA                     3,000,000           3,081,540
  7.50% due 10/01/25                           147,787             151,850
  7.50% due 11/01/25                         2,292,144           2,355,155
  9.00% due 11/01/01                             7,148               7,290
Government National
  Mortgage Association
  7.25% due 10/16/22                         2,577,566           2,587,232
                                                              ------------
                                                                12,561,076
                                                              ------------
Total Mortgage Obligations                                      13,892,602
                                                              ------------

YANKEE BONDS -- 2.0%
--------------------------------------------------------------------------------
British Columbia
  Province, Canada
  5.375 % due 10/29/08                       $ 750,000           $ 748,545
Interamerica
  Development Bank
  6.95% due 8/01/26                          2,000,000           2,242,180
Manitoba Province,
  Canada
  5.50 % due 10/01/08                          750,000             758,400
Ontario Province, Canada
  5.500 % due 10/01/08                         750,000             752,887
Republic of Ireland
  6.875% due 3/10/03                           665,000             703,237
                                                              ------------
                                                                 5,205,249
                                                              ------------

UNITED STATES GOVERNMENT &
AGENCY OBLIGATIONS -- 14.4%
--------------------------------------------------------------------------------
United States Treasury Bonds -- 2.6%
--------------------------------------------------------------------------------
  6.625% due 2/15/27                         5,000,000           5,914,050
  3.625% due 4/15/28                           983,473             953,969
                                                              ------------
                                                                 6,868,019
                                                              ------------

United States Treasury Notes -- 7.8%
--------------------------------------------------------------------------------
  5.875% due 11/15/99                          170,000             171,753
  6.00% due 6/30/99                          3,425,000           3,448,530
  5.50% due 12/31/00                         3,680,000           3,741,530
  6.625% due 6/30/01                         5,300,000           5,544,277
  6.625% due 4/30/02                         2,500,000           2,645,700
  5.875% due 2/15/04                         5,000,000           5,275,000
                                                              ------------
                                                                20,826,790
                                                              ------------

United States Agency Obligations -- 4.0%
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
  5.49% due 8/18/00                          5,000,000           5,039,050
Federal National
  Mortgage Association
  6.00% due 5/15/08                          3,500,000           3,694,670
Tennessee Valley
  Authority
  5.88% due 4/01/36                          1,750,000           1,856,995
                                                              ------------
                                                                10,590,715
                                                              ------------

Total United States
  Government &
  Agency Obligations                                            38,285,524
                                                              ------------

Total Fixed Income
  (Identified Cost
  $108,358,844)                                                111,037,466
                                                              ------------

Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998

                                            Principal
Issuer                                       Amount               Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 2.0%
--------------------------------------------------------------------------------
FCC National Bank
  5.68% due 6/03/99                                            $ 2,005,000
Federal Home Loan
  Mortgage Discount
  Notes
  4.50% due 01/04/99                                             3,280,769
United States
  Treasury Bills
  4.36% due 06/24/99                                                93,033
                                                              ------------

Total Short-Term Obligations
  (Identified Cost
  $5,373,205)                                                    5,378,802
                                                              ------------



                                                                  Value
--------------------------------------------------------------------------------
Total Investments
  (Identified Cost
  $256,415,629)                               101.6%          $269,287,187
Other Assets,
  Less Liabilities                             (1.6)            (4,163,323)
                                              -----           ------------
Net Assets                                    100.0%          $265,123,864
                                              =====           ============



FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at December 31, 1998 are as follows:

                           Aggregate
              Number of    Face Value    Expiration       Unrealized
              Contracts    Of Contracts     Date          Gain/loss
--------------------------------------------------------------------------------
U. S. Long
Bond                                        March
(Sell)           40        $4,000,000        1999           $69,075

*Non-income producing

See notes to financial statements

Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
================================================================================
Assets:
Investments at value (Note 1A) (Identified Cost, $256,415,629)     $269,287,187
Cash                                                                      1,583
Receivable for investments sold                                         342,068
Dividends and interest receivable                                     1,523,456
Receivable for daily variation on future contracts                        5,000
--------------------------------------------------------------------------------
    Total assets                                                    271,159,294
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                     5,913,147
Payable to affiliates-Investment advisory fees (Note 2)                  88,911
Accrued expenses and other liabilities                                   33,372
--------------------------------------------------------------------------------
    Total liabilities                                                 6,035,430
--------------------------------------------------------------------------------
Net Assets                                                         $265,123,864
================================================================================
Represented by:
Paid-in capital for beneficial interests                           $265,123,864
================================================================================


Balanced Portfolio
STATEMENT OF OPERATIONS
For the year ended December 31, 1998
================================================================================
Investment Income:
Interest                                               $6,600,988
Dividends                                               2,760,044
--------------------------------------------------------------------------------
                                                                    $9,361,032
--------------------------------------------------------------------------------
Expenses:
Investment advisory fees (Note 2)                       1,030,889
Administrative fees (Note 3)                              128,861
Expense fees (Note 6)                                     257,639
--------------------------------------------------------------------------------
    Total expenses                                                   1,417,389
--------------------------------------------------------------------------------
Net investment income                                                7,943,643
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions         29,623,534
Net realized gains from futures contracts                 102,937
Unrealized depreciation of investments and
  futures contracts                                   (17,148,033)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments
  and futures contracts                                             12,578,438
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $20,522,081
================================================================================

See notes to financial statements

Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended December 31,
                                                      -----------------------
                                                          1998         1997
================================================================================
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                 $ 7,943,643   $ 7,239,807
Net realized gain from investment transactions
  and futures contracts                                29,726,471    34,083,761
Unrealized appreciation (depreciation)
  of investments and futures contracts                (17,148,033)    6,996,049
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      20,522,081    48,319,617
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions                            17,030,280     7,417,240
Value of withdrawals                                  (23,622,833)  (52,068,589)
--------------------------------------------------------------------------------
Net decrease in net assets from capital transactions   (6,592,553)  (44,651,349)
--------------------------------------------------------------------------------
Net Increase in Net Assets                             13,929,528     3,668,268
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                                   251,194,336   247,526,068
--------------------------------------------------------------------------------
End of period                                        $265,123,864  $251,194,336
================================================================================



Balanced Portfolio
FINANCIAL HIGHLIGHTS

                                                                               May 1, 1994
                                                                              (Commencement
                                    Year Ended December 31,                  of Operations) to
                             ------------------------------------------        December 31,
                                 1998       1997       1996       1995             1994
===========================================================================================
Ratios/Supplemental Data:
Net Assets, end of period
  (000's omitted)            $265,124   $251,194   $247,526   $251,519          $228,948
Ratio of expenses to
  average net assets             0.55%      0.55%      0.55%      0.53%             0.51%*
Ratio of net investment
   income to average
   net assets                    3.08%      2.90%      3.50%      3.69%             3.53%*
Portfolio turnover                133%       134%       241%       210%              105%
===========================================================================================

* Annualized

See notes to financial statements

Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citigroup, Inc.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.

     C. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)

     E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

     G. Futures Contracts The Portfolio may engage in futures transactions.The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the

Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

     H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Investment Advisory Fees The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,030,889 for the year ended December 31, 1998. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

3. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $128,861 for the year ended December 31, 1998. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from SFG from time to time as agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. Purchases And Sales Of Investments Purchases and sales of investments, other than short-term obligations, aggregated $404,555,392 and $395,631,379, respectively, for the year ended December 31, 1998. Purchases and sales of U.S. Government securities aggregated to $94,130,487 and $89,398,388, respectively.

5. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $256,507,514
================================================================================
Gross unrealized appreciation                                    $ 21,418,237
Gross unrealized depreciation                                      (8,638,564)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 12,779,673
================================================================================

Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Expense Fees SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

7. Line of Credit The Portfolio, along with the other Portfolios in the CitiFunds Family, has entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1998, the commitment fee allocated to the Portfolio was $858. Since the line of credit was established, there have been no borrowings.

8. Subsequent Event Effective January 1, 1999 the expense fee agreement has been terminated between the Portfolio and SFG.

Balanced Portfolio
INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of The Premium Portfolios (the Trust), with respect to its series, Balanced Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Balanced Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also incudes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
February 12, 1999


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